Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	50.00%
Participant contribution, pretax, maximum annual compensation, amount	$ 23,500	$ 23,000
Catch up contribution	7,500	7,500
Higher catch-up limit	$ 11,250
Increase in deferred contribution rate	1.00%
Participant contribution, automatic, maximum deferral rate	10.00%
Employee benefit plan profit sharing contributions description	Profit-sharing contributions vest according to varying schedules. For all Companies that provide profit- sharing contributions, except Therma-Tru, vesting in annual profit-sharing contributions and related earnings occurs upon the earliest occurrence of the following: (1) retirement under a Company pension plan or after attainment of age 55 and 10 years of vesting service; (2) death; (3) termination of employment due to disability; (4) attainment of normal retirement age (generally 65); (5) termination of employment without fault; and (6) for Master Lock, FBWI, Moen, Victoria & Albert, Rohl, Larson and Fiberon employees, after three years of service and for Fortune Brands employees that did not have a profit-sharing account balance as of December 31, 2016,
Forfeited non-vested account	$ 162,000	281,000
Reduction in company contributions	870,000	500,000
Forfeited amount used to pay for plan expense	294,000	$ 76,000
Note receivable from participant, account, minimum borrowing, amount	1,000
outstanding loan balance	$ 50,000
Maximum
EBP, Description of Plan [Line Items]
Increase in deferred contribution rate	6.00%
Participant contribution, automatic, deferral rate	4.00%
Minimum
EBP, Description of Plan [Line Items]
Increase in deferred contribution rate	1.00%
Participant contribution, automatic, deferral rate	3.00%